NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

21.   NON-CONTROLLING INTERESTS

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

Sina Shi Jin	96,974	141,762	20,363
Bo Zhong	3,449	4,181	601
Xin Hui Tong	7,308	6,953	999
Total	107,731	152,896	21,963

Non-controlling interests related to Sina Shi Jin, Bo Zhong and Xin Hui Tong, mainly represent the original investment, cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders. Sina Shi Jin, Bo Zhong and Xin Hui Tong were acquired on May 31, 2017, July 31, 2017 and January 31, 2018 respectively (Note 4 Acquisitions).